Property and Equipment	6 Months Ended
Jun. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Property and Equipment
Property and equipment, at cost, consists of the following:

	June 30, 2011	December 31, 2010
	(unaudited)
Land	$238,162	$238,162
Plant and improvements	11,862,036	11,266,946
Machinery and equipment	9,615,956	9,589,084
Transportation equipment	461,595	461,595
Software and office equipment	2,517,896	2,058,635
Software development	136,000	459,261
Construction in progress	46,460	396,659
	24,878,105	24,470,342
Less accumulated depreciation	(10,900,429)	(9,894,020)
Property and equipment, net	$13,977,676	$14,576,322

During the three months ended June 30, 2011 and 2010, depreciation expense was $482,986 and $585,889, respectively. During the six months ended June 30, 2011 and 2010, depreciation expense was $1,006,410 and $1,174,430, respectively.